Other Assets-Other / Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)
Other Assets-Other / Other Liabilities (Abstract)
Securities received as collateral	$ 295		¥ 22,758		¥ 43,624
Goodwill and other intangible assets	2,089		160,929		116,834
Deferred tax assets	2,796		215,420		241,911
Investments in equity securities for other than operating purposes	1,704		131,295		11,915
Other	12,317	[1]	948,812	[1]	154,209	[1]
Total	19,201		1,479,214		568,493
Obligation to return securities received as collateral	295		22,758		43,624
Accrued income taxes	172		13,285		10,123
Other accrued expenses and provisions	4,138		318,793		404,048
Other	8,002	[2]	616,465	[2]	94,521	[2]
Total	12,607		971,301		552,316
Carrying value of investments contracts underwritten	3,738		287,944
Estimated fair value of investments contracts underwritten	$ 3,766		¥ 290,122

[1]	Includes real estate held for sale.
[2]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of September 30, 2011, the amount of carrying values and estimated fair values are ¥287,944 million ($3,738 million) and ¥290,122 million ($3,766 million), respectively. The fair value is estimated by discounting future cash flow.